RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2025
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

10.RESEARCH AND DEVELOPMENT EXPENSES

R&D expenses that do not fulfill the recognition criteria according to IAS 38 consist of the following:

in € thousand	2025	2024	2023
Personnel expenses	(87)	(1,029)	(1,504)
Depreciation/amortization	(1,294)	(1,423)	(1,817)
Legal and consulting fees	(316)	(379)	(587)
R&D related external administration	(894)	(917)	(957)
Other research and development expenses	(191)	(227)	(283)
Total research and development expenses	(2,781)	(3,974)	(5,148)

R&D related external administration comprises allocated costs such as utilities, insurance, travel expenses or expenses for short-term leases.